Significant accounting policies, judgements and estimates (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Self-generated biofuel certificates, value recognized	$ 0
Chemical plants
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	20 years
Retail service stations
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	15 years
Power infrastructure | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	30 years
Power infrastructure | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	35 years
Wind assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	25 years
Wind assets | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	30 years
Upgraders | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	3 years
Upgraders | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	5 years